Schedule Of Segment Reporting Information By Segment Quarter (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Sales of goods	€ 9,103	€ 8,756
Sales of RPPs and leases	2,119	2,023
Sales of spare parts and services	2,830	2,618
Total sales	14,052	13,397
Total net sales		13,397
Other Revenue, Net	2	0
Total revenues	14,054	13,397
Total cost of sales	8,143	8,030
Gross profit	5,911	5,367
Research and development expenses	1,512	1,618
Selling and marketing expenses	3,408	3,064
General and administrative expenses	1,830	1,732
Loss from operations	(839)	(1,046)
Total assets	33,901		€ 32,154
Goodwill	2,412		€ 2,412
Urology Devices and Services (UDS) [Member]
Sales of goods	6,785	5,504
Sales of RPPs and leases	822	920
Sales of spare parts and services	2,497	2,185
Total net sales	10,104	8,608
Other Revenue, Net	0	0
Total revenues	10,104	8,608
Gross profit	3,753	2,724
Research and development expenses	455	434
General and administrative expenses	3,014	2,811
Loss from operations	284	(521)
FDA [Member]
Sales of goods	0	0
Sales of RPPs and leases	0	0
Total net sales	0	0
Other Revenue, Net		0
Total revenues	0
Gross profit	0	0
Research and development expenses	312	570
General and administrative expenses	0	0
Loss from operations	(312)	(570)
EDAP TMS (Corporate) [Member]
Sales of goods	0	0
Sales of RPPs and leases	0	0
Total net sales	0	0
Total revenues	0	0
Gross profit	0	0
Research and development expenses	0	0
General and administrative expenses	721	720
Loss from operations	(721)	(720)
High Intensity Focused Ultrasound (HIFU) [Member]
Sales of goods	2,318	3,252
Sales of RPPs and leases	1,297	1,103
Sales of spare parts and services	333	433
Total net sales	3,948	4,789
Other Revenue, Net	2	0
Total revenues	3,950	4,789
Gross profit	2,158	2,643
Research and development expenses	745	614
General and administrative expenses	1,504	1,265
Loss from operations	€ (91)	€ 765